Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2018
Accrued expenses and other liabilities
Accrued expenses and other liabilities

9.         Accrued expenses and other liabilities

	At March 31,
	2018	2017	2016
	€M	€M	€M
Accruals	445.5	348.0	422.8
Indirect tax and duties	648.4	576.4	516.0
Unearned revenue	1,408.3	1,332.8	1,173.9
	2,502.2	2,257.2	2,112.7

Indirect tax and duties comprises:

	At March 31,
	2018	2017	2016
	€M	€M	€M
PAYE (payroll taxes)	15.7	9.5	12.9
Other tax (principally air passenger duty in various countries)	632.7	566.9	503.1
	648.4	576.4	516.0